Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Allowance for uncollectible accounts	$ 65	$ 58
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	204,215,977	200,605,170
Treasury stock, shares (in shares)	5,487,769	5,428,008